Share-Based Payments - Valuation Inputs For Options Granted (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	4.23%
Expected volatility	50.40%
Expected dividends	0.00%	0.00%	0.00%
Expense from share-based payment transactions with employees	£ 31,058,000	£ 35,005,000	£ 24,427,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 0.00	£ 0.00	£ 0.00
Risk free rate		0.60%	0.20%
Expected volatility		30.00%	30.00%
Fair value of option (in gbp per share)	£ 33.45	£ 64.63	£ 16.21
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 55.05	£ 102.41	£ 36.24
Risk free rate		1.00%	1.00%
Expected volatility		45.20%	35.00%
Fair value of option (in gbp per share)	£ 72.71	£ 115.36	£ 64.35